Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (64.9%)
Communication Services (8.0%)
Alphabet Inc. Class A	520,931	149,799
Meta Platforms Inc. Class A	106,344	60,842
T-Mobile US Inc.	160,942	33,803
Walt Disney Co.	236,686	22,812
* Netflix Inc.	236,133	22,704
		289,960
Consumer Discretionary (7.0%)
* Amazon.com Inc.	537,602	111,966
* Tesla Inc.	85,435	31,761
Home Depot Inc.	88,354	29,059
Marriott International Inc. Class A	72,347	23,663
Darden Restaurants Inc.	110,851	21,731
TJX Cos. Inc.	97,885	15,632
Ross Stores Inc.	54,706	11,851
* O'Reilly Automotive Inc.	102,460	9,458
		255,121
Consumer Staples (2.9%)
British American Tobacco plc	487,725	28,317
Coca-Cola Co.	248,866	18,926
Kroger Co.	247,651	17,920
Unilever plc	255,033	14,001
* US Foods Holding Corp.	134,720	12,423
Philip Morris International Inc.	73,879	12,215
		103,802
Energy (2.9%)
Targa Resources Corp.	131,164	32,887
Exxon Mobil Corp.	158,121	26,827
Coterra Energy Inc.	712,935	25,052
Devon Energy Corp.	236,328	11,892
Marathon Petroleum Corp.	27,016	6,597
		103,255
Financials (6.9%)
Wells Fargo & Co.	748,884	59,619
Mastercard Inc. Class A	81,322	40,633
Blackrock Inc.	39,816	38,292
Nasdaq Inc.	435,828	36,998
UBS Group AG (Registered)	656,754	25,609
American International Group Inc.	196,310	14,772
Fifth Third Bancorp	235,092	10,922
Arthur J Gallagher & Co.	39,065	8,461
JPMorgan Chase & Co.	22,397	6,588
Morgan Stanley	25,826	4,250
Bank of New York Mellon Corp.	30,052	3,565
		249,709
Health Care (6.4%)
Merck & Co. Inc.	374,756	45,080
Eli Lilly & Co.	45,217	41,589
Abbott Laboratories	220,262	22,614
Regeneron Pharmaceuticals Inc.	27,237	21,044
HCA Healthcare Inc.	43,272	20,478
GSK plc ADR	315,259	17,399
Roche Holding AG	40,235	16,058
Haleon plc	3,103,922	15,361
Stryker Corp.	43,638	14,339
UnitedHealth Group Inc.	36,461	9,866
Thermo Fisher Scientific Inc.	17,693	8,697
		232,525

				Shares	Market Value ($000)
Industrials (5.5%)
	Northrop Grumman Corp.			44,922	30,648
	WW Grainger Inc.			24,417	26,634
	Eaton Corp. plc			71,679	25,637
	Honeywell International Inc.			112,874	25,513
	Republic Services Inc.			108,461	23,755
	Parker-Hannifin Corp.			20,183	18,069
	PACCAR Inc.			135,544	15,655
	Hubbell Inc.			30,623	15,028
	Johnson Controls International plc			99,729	13,060
	GE Vernova Inc.			7,418	6,475
					200,474
Information Technology (20.6%)
	NVIDIA Corp.			1,165,690	203,296
	Microsoft Corp.			399,710	147,961
	Apple Inc.			529,147	134,292
	Broadcom Inc.			262,354	81,201
	Texas Instruments Inc.			126,531	24,565
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			68,317	23,088
*	Cadence Design Systems Inc.			75,707	21,037
	Amphenol Corp. Class A			147,751	18,668
	Jabil Inc.			69,955	18,582
	Corning Inc.			131,862	17,929
*	Advanced Micro Devices Inc.			85,630	17,420
	Micron Technology Inc.			41,289	13,949
*	Palantir Technologies Inc. Class A			91,177	13,337
*	Snowflake Inc.			81,558	12,301
*	Via Transportation Inc. Class A			53,652	805
					748,431
Materials (1.4%)
	Linde plc			34,035	16,873
	Anglo American plc			391,807	16,822
	Freeport-McMoRan Inc.			195,894	11,515
	Westlake Corp.			43,637	5,098
					50,308
Real Estate (1.7%)
	Simon Property Group Inc.			177,227	33,058
	Welltower Inc.			141,966	28,068
					61,126
Utilities (1.6%)
	Sempra			356,778	34,668
	Dominion Energy Inc.			392,353	24,255
					58,923
Total Common Stocks (Cost $1,960,596)					2,353,634
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.7%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	4.375%	7/15/2027	4,387	4,417
	United States Treasury Note/Bond	2.750%	7/31/2027	292	288
	United States Treasury Note/Bond	3.750%	8/15/2027	4,540	4,535
	United States Treasury Note/Bond	3.625%	8/31/2027	6,344	6,326
	United States Treasury Note/Bond	3.500%	9/30/2027	3,201	3,185
	United States Treasury Note/Bond	3.500%	10/31/2027	17,549	17,457
	United States Treasury Note/Bond	4.125%	10/31/2027	11,699	11,749
	United States Treasury Note/Bond	3.375%	11/30/2027	3,216	3,193
	United States Treasury Note/Bond	4.000%	12/15/2027	5,873	5,890
	United States Treasury Note/Bond	3.375%	12/31/2027	10,429	10,349
	United States Treasury Note/Bond	3.875%	12/31/2027	738	738
	United States Treasury Note/Bond	4.250%	1/15/2028	3,351	3,375
	United States Treasury Note/Bond	4.250%	2/15/2028	2,130	2,146
	United States Treasury Note/Bond	3.750%	4/15/2028	4,181	4,176
	United States Treasury Note/Bond	3.750%	5/15/2028	1,719	1,717
	United States Treasury Note/Bond	3.625%	5/31/2028	336	335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	6/15/2028	1,625	1,628
	United States Treasury Note/Bond	3.625%	8/15/2028	933	929
	United States Treasury Note/Bond	3.375%	9/15/2028	5,230	5,177
	United States Treasury Note/Bond	3.500%	11/15/2028	1,031	1,023
	United States Treasury Note/Bond	3.500%	2/15/2029	397	394
	United States Treasury Note/Bond	4.250%	2/28/2029	4,623	4,676
	United States Treasury Note/Bond	3.500%	3/15/2029	2,319	2,298
	United States Treasury Note/Bond	4.125%	3/31/2029	6,383	6,436
	United States Treasury Note/Bond	4.625%	4/30/2029	3,370	3,446
	United States Treasury Note/Bond	4.500%	5/31/2029	4,797	4,890
	United States Treasury Note/Bond	4.250%	6/30/2029	8,109	8,209
	United States Treasury Note/Bond	4.000%	7/31/2029	5,802	5,828
	United States Treasury Note/Bond	3.625%	8/31/2029	775	769
	United States Treasury Note/Bond	3.500%	9/30/2029	6,238	6,163
	United States Treasury Note/Bond	3.875%	9/30/2029	84	84
	United States Treasury Note/Bond	4.000%	10/31/2029	334	335
	United States Treasury Note/Bond	4.125%	10/31/2029	5,172	5,215
	United States Treasury Note/Bond	4.125%	11/30/2029	5,463	5,508
	United States Treasury Note/Bond	4.375%	12/31/2029	4,956	5,041
	United States Treasury Note/Bond	4.250%	1/31/2030	2,060	2,086
	United States Treasury Note/Bond	4.000%	2/28/2030	4,438	4,455
	United States Treasury Note/Bond	4.000%	3/31/2030	693	696
	United States Treasury Note/Bond	3.500%	4/30/2030	317	312
	United States Treasury Note/Bond	3.875%	4/30/2030	4,970	4,965
	United States Treasury Note/Bond	3.750%	5/31/2030	538	535
	United States Treasury Note/Bond	4.000%	5/31/2030	2,505	2,514
	United States Treasury Note/Bond	3.875%	6/30/2030	3,797	3,792
	United States Treasury Note/Bond	3.625%	8/31/2030	3,554	3,510
	United States Treasury Note/Bond	3.625%	9/30/2030	2,804	2,770
[1]	United States Treasury Note/Bond	3.500%	11/30/2030	10,984	10,782
	United States Treasury Note/Bond	3.625%	12/31/2030	2,637	2,602
	United States Treasury Note/Bond	3.750%	12/31/2030	234	232
	United States Treasury Note/Bond	3.750%	1/31/2031	6,513	6,459
	United States Treasury Note/Bond	3.500%	2/28/2031	13,397	13,136
	United States Treasury Note/Bond	3.875%	3/31/2031	9,410	9,380
	United States Treasury Note/Bond	4.125%	7/31/2031	1,152	1,160
	United States Treasury Note/Bond	3.625%	9/30/2031	1,886	1,850
	United States Treasury Note/Bond	4.375%	1/31/2032	120	122
	United States Treasury Note/Bond	4.000%	4/30/2032	106	106
	United States Treasury Note/Bond	4.000%	6/30/2032	770	766
	United States Treasury Note/Bond	3.875%	8/31/2032	1,344	1,327
	United States Treasury Note/Bond	3.875%	9/30/2032	2,094	2,067
	United States Treasury Note/Bond	3.750%	10/31/2032	1,562	1,530
	United States Treasury Note/Bond	3.875%	12/31/2032	1,067	1,052
	United States Treasury Note/Bond	3.750%	2/28/2033	1,615	1,578
	United States Treasury Note/Bond	4.250%	8/15/2035	4,978	4,960
	United States Treasury Note/Bond	4.000%	11/15/2035	1,704	1,662
	United States Treasury Note/Bond	4.125%	2/15/2036	17,260	16,989
	United States Treasury Note/Bond	2.000%	11/15/2041	9,117	6,305
	United States Treasury Note/Bond	2.375%	2/15/2042	865	631
	United States Treasury Note/Bond	3.375%	8/15/2042	6,736	5,628
	United States Treasury Note/Bond	4.000%	11/15/2042	3,193	2,889
	United States Treasury Note/Bond	3.875%	5/15/2043	3,846	3,410
	United States Treasury Note/Bond	4.500%	2/15/2044	776	742
	United States Treasury Note/Bond	4.625%	11/15/2044	776	751
	United States Treasury Note/Bond	4.750%	2/15/2045	646	635
	United States Treasury Note/Bond	5.000%	5/15/2045	476	483
	United States Treasury Note/Bond	4.625%	11/15/2045	1,783	1,720
	United States Treasury Note/Bond	2.500%	2/15/2046	5,367	3,702
	United States Treasury Note/Bond	4.625%	2/15/2046	1,840	1,774
	United States Treasury Note/Bond	2.375%	5/15/2051	179	112
	United States Treasury Note/Bond	4.000%	11/15/2052	110	95
	United States Treasury Note/Bond	3.625%	5/15/2053	537	431
	United States Treasury Note/Bond	4.125%	8/15/2053	1,166	1,023
	United States Treasury Note/Bond	4.750%	11/15/2053	749	728
	United States Treasury Note/Bond	4.625%	5/15/2054	1,383	1,318
	United States Treasury Note/Bond	4.500%	11/15/2054	395	369
	United States Treasury Note/Bond	4.625%	2/15/2055	395	377
	United States Treasury Note/Bond	4.750%	5/15/2055	1,438	1,400
	United States Treasury Note/Bond	4.750%	8/15/2055	1,274	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.625%	11/15/2055	1,723	1,647
	United States Treasury Note/Bond	4.750%	2/15/2056	6,414	6,255
					294,986
Conventional Mortgage-Backed Securities (0.5%)
[2,3]	Fannie Mae Pool	3.000%	6/1/2043	134	123
[2,3]	Fannie Mae Pool	3.820%	12/1/2030	1,193	1,172
[2,3]	Fannie Mae Pool	4.050%	9/1/2030	1,230	1,220
[2,3]	Fannie Mae Pool	4.120%	10/1/2030	895	890
[2,3]	Fannie Mae Pool	4.190%	8/1/2030	570	569
[2,3]	Fannie Mae Pool	4.200%	10/1/2030	1,640	1,637
[2,3]	Fannie Mae Pool	4.220%	8/1/2030 - 9/1/2030	1,108	1,108
[2,3]	Fannie Mae Pool	4.240%	9/1/2030	1,970	1,970
[2,3]	Fannie Mae Pool	4.270%	10/1/2030	1,135	1,136
[2,3]	Fannie Mae Pool	4.295%	10/1/2030	765	767
[2,3]	Fannie Mae Pool	4.340%	4/1/2030 - 8/1/2030	4,046	4,065
[2,3]	Fannie Mae Pool	4.360%	7/1/2030	465	468
[2,3]	Fannie Mae Pool	4.380%	8/1/2030	380	382
[2,3]	Fannie Mae Pool	4.400%	9/1/2030	775	780
[2,3]	Fannie Mae Pool	4.420%	8/1/2030	459	463
[2,3]	Fannie Mae Pool	4.670%	8/1/2030	260	264
[2]	Ginnie Mae I Pool	7.000%	11/15/2031 - 11/15/2033	9	9
[2]	Ginnie Mae I Pool	8.000%	9/15/2030	4	4
[2,3]	UMBS Pool	2.500%	4/1/2037 - 4/1/2038	469	435
[2,3]	UMBS Pool	5.000%	12/1/2054 - 10/1/2055	2,448	2,420
					19,882
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/2041	24	24
[2,3]	Fannie Mae REMICS	2.500%	8/25/2046	476	402
[2,3]	Fannie Mae REMICS	3.000%	2/25/2049	20	20
[2,3]	Fannie Mae REMICS	3.500%	4/25/2031 - 11/25/2057	1,130	1,090
[2,3]	Fannie Mae REMICS	4.000%	7/25/2053	25	25
[2,3]	Freddie Mac REMICS	3.500%	3/15/2031 - 10/15/2045	233	220
[2,3]	Freddie Mac REMICS	4.000%	12/15/2030 - 2/15/2031	50	49
					1,830
Total U.S. Government and Agency Obligations (Cost $323,777)					316,698
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	1,310	1,343
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	10	10
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	20	20
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	509	430
[2,4,5]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	190	191
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	115	114
[2,4,5]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	1,154	1,162
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	153	123
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	107	107
[2,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	314	317
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	263	248
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	725	657
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	489	493
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	273	274
[2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	9.676%	10/25/2028	15	15
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	1,583	1,566
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	885	884
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	1,220	1,239
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	1,451	1,496
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	445	434
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	1,352	1,206
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/2027	421	422
[2,4]	GS Mortgage-Backed Securities Trust Class A1 Series 2026-DSC1	4.725%	5/25/2066	815	808
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	689	677
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	76	75
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	149	146
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	57	57
[2,4]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	3,992	3,849
[2,4]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL1	4.150%	1/25/2070	827	801
[2,4]	PRPM Trust Class A1 Series 2026-RCF1	4.845%	1/25/2056	200	199
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.379%	3/11/2041	1,005	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	258	231
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	145	145
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	560	547
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	1,032	954
[2,4,5]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	1,218	1,214
[2,4,5]	Verus Securitization Trust Class A1 Series 2026-R1	4.832%	10/25/2067	122	121
[2,4,5]	Verus Securitization Trust Class A1 Series 2026-R2	5.389%	10/25/2067	750	750
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	683	686
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	186	187
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	927	935
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	476	480
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $26,920)					26,630
Corporate Bonds (22.6%)
Communications (1.3%)
	Alphabet Inc.	4.375%	11/15/2032	405	403
	Alphabet Inc.	4.400%	2/15/2033	950	938
	Alphabet Inc.	4.700%	11/15/2035	1,250	1,235
	Alphabet Inc.	4.800%	2/15/2036	2,040	2,030
	Alphabet Inc.	5.500%	2/15/2046	605	600
	Alphabet Inc.	5.250%	5/15/2055	100	94
	Alphabet Inc.	5.650%	2/15/2056	890	886
	Alphabet Inc.	5.300%	5/15/2065	95	88
	Alphabet Inc.	5.750%	2/15/2066	1,376	1,363
	Alphabet Inc.	5.700%	11/15/2075	360	349
	America Movil SAB de CV	3.625%	4/22/2029	780	759
	AT&T Inc.	3.500%	6/1/2041	1,540	1,194
	AT&T Inc.	4.300%	12/15/2042	1,136	941
	AT&T Inc.	4.350%	6/15/2045	510	411
	AT&T Inc.	5.550%	11/1/2045	660	624
	AT&T Inc.	5.850%	4/30/2046	1,825	1,776
	AT&T Inc.	4.750%	5/15/2046	638	540
	AT&T Inc.	3.650%	6/1/2051	443	304
	AT&T Inc.	3.500%	9/15/2053	510	334
	AT&T Inc.	3.550%	9/15/2055	255	166
	AT&T Inc.	6.050%	8/15/2056	300	295
	AT&T Inc.	3.800%	12/1/2057	252	170
	AT&T Inc.	3.650%	9/15/2059	1,546	999
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	170	176
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	1,189	813
	Comcast Corp.	3.400%	4/1/2030	145	139
	Comcast Corp.	5.650%	6/15/2035	110	114
	Comcast Corp.	6.500%	11/15/2035	24	26
	Comcast Corp.	3.250%	11/1/2039	845	651
	Comcast Corp.	3.750%	4/1/2040	450	365
	Comcast Corp.	3.400%	7/15/2046	215	147
	Comcast Corp.	3.969%	11/1/2047	891	656
	Comcast Corp.	3.999%	11/1/2049	222	161
	Comcast Corp.	2.800%	1/15/2051	930	532
	Comcast Corp.	2.887%	11/1/2051	3,263	1,886
	Comcast Corp.	2.450%	8/15/2052	1,025	533
	Comcast Corp.	4.049%	11/1/2052	604	433
	Comcast Corp.	6.050%	5/15/2055	400	396
	Comcast Corp.	2.937%	11/1/2056	3,918	2,175
	Comcast Corp.	2.650%	8/15/2062	615	303
	Comcast Corp.	2.987%	11/1/2063	2,093	1,110
	Meta Platforms Inc.	5.500%	11/15/2045	1,940	1,837
	Meta Platforms Inc.	5.600%	5/15/2053	1,235	1,152
	Meta Platforms Inc.	5.400%	8/15/2054	1,916	1,735
	Meta Platforms Inc.	5.750%	5/15/2063	480	445
	Meta Platforms Inc.	5.550%	8/15/2064	500	449
	NBCUniversal Media LLC	4.450%	1/15/2043	359	298
[4]	NBN Co. Ltd.	2.625%	5/5/2031	1,105	1,009
[4]	NBN Co. Ltd.	2.500%	1/8/2032	2,179	1,951
[4]	NTT Finance Corp.	4.620%	7/16/2028	595	597
[4]	NTT Finance Corp.	4.876%	7/16/2030	775	780
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	725	659
	Orange SA	9.000%	3/1/2031	530	626
	Time Warner Cable LLC	5.500%	9/1/2041	988	850
	T-Mobile USA Inc.	2.050%	2/15/2028	1,275	1,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.850%	1/15/2029	340	344
	T-Mobile USA Inc.	4.200%	10/1/2029	1,577	1,566
	T-Mobile USA Inc.	2.250%	11/15/2031	150	132
	T-Mobile USA Inc.	5.050%	7/15/2033	850	855
	T-Mobile USA Inc.	4.375%	4/15/2040	300	264
	T-Mobile USA Inc.	4.500%	4/15/2050	200	161
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	133	118
	Uber Technologies Inc.	4.800%	9/15/2034	1,495	1,462
	Uber Technologies Inc.	4.800%	9/15/2035	1,085	1,054
	Verizon Communications Inc.	5.750%	11/30/2045	935	910
	Walt Disney Co.	3.500%	5/13/2040	849	694
	Walt Disney Co.	4.750%	9/15/2044	26	23
	Walt Disney Co.	2.750%	9/1/2049	424	263
					48,572
Consumer Discretionary (0.9%)
	Amazon.com Inc.	3.600%	4/13/2032	2,300	2,191
	Amazon.com Inc.	4.550%	3/13/2033	1,460	1,446
	Amazon.com Inc.	4.875%	3/13/2036	1,740	1,724
	Amazon.com Inc.	2.875%	5/12/2041	105	78
	Amazon.com Inc.	5.650%	3/13/2046	1,250	1,246
	Amazon.com Inc.	3.950%	4/13/2052	80	61
	Amazon.com Inc.	5.800%	3/13/2056	3,455	3,447
	Amazon.com Inc.	4.250%	8/22/2057	1,648	1,283
	Amazon.com Inc.	4.100%	4/13/2062	255	190
	Amazon.com Inc.	5.950%	3/13/2066	1,620	1,624
	Amazon.com Inc.	6.050%	3/13/2076	2,630	2,614
	Brown University	2.924%	9/1/2050	155	101
[2]	Duke University	2.832%	10/1/2055	775	479
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	270	274
[4]	ERAC USA Finance LLC	4.900%	5/1/2033	2,985	2,991
[4]	ERAC USA Finance LLC	7.000%	10/15/2037	1,150	1,311
[4]	ERAC USA Finance LLC	5.625%	3/15/2042	340	339
[4]	ERAC USA Finance LLC	4.500%	2/15/2045	1,669	1,430
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	725	692
	Georgetown University	4.315%	4/1/2049	124	101
	Georgetown University	2.943%	4/1/2050	140	89
	Home Depot Inc.	3.300%	4/15/2040	655	523
	Home Depot Inc.	4.200%	4/1/2043	425	360
	Home Depot Inc.	4.875%	2/15/2044	695	635
	Home Depot Inc.	4.400%	3/15/2045	1,120	949
	Home Depot Inc.	4.250%	4/1/2046	1,332	1,100
	Home Depot Inc.	4.500%	12/6/2048	761	640
	Home Depot Inc.	3.125%	12/15/2049	75	50
	Home Depot Inc.	3.350%	4/15/2050	500	345
	Home Depot Inc.	2.375%	3/15/2051	70	39
	Home Depot Inc.	2.750%	9/15/2051	320	193
	Home Depot Inc.	3.625%	4/15/2052	655	467
	Home Depot Inc.	5.300%	6/25/2054	930	870
[4]	Hyundai Capital America	1.650%	9/17/2026	1,060	1,046
[2]	Johns Hopkins University	4.083%	7/1/2053	195	155
[2]	Northeastern University	2.894%	10/1/2050	225	147
[2]	Northwestern University	2.640%	12/1/2050	25	15
	Trustees of Princeton University	2.516%	7/1/2050	61	37
	Trustees of Princeton University	4.201%	3/1/2052	64	53
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	186	109
[2]	University of Chicago	2.761%	4/1/2045	165	129
	University of Southern California	4.976%	10/1/2053	475	435
	Yale University	2.402%	4/15/2050	41	24
					32,032
Consumer Staples (1.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	2,240	2,181
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	4,686	4,225
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	170	158
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	298	303
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,443	2,278
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	317	318
	BAT Capital Corp.	6.343%	8/2/2030	305	326
	BAT Capital Corp.	5.350%	8/15/2032	460	472
	BAT Capital Corp.	6.000%	2/20/2034	540	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	5.625%	8/15/2035	1,047	1,077
	BAT Capital Corp.	4.390%	8/15/2037	1,230	1,118
	BAT Capital Corp.	7.079%	8/2/2043	763	839
	BAT Capital Corp.	4.540%	8/15/2047	705	571
[4]	Cargill Inc.	6.875%	5/1/2028	645	672
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	560	398
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	208	213
	Diageo Capital plc	2.375%	10/24/2029	2,108	1,970
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	655	655
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	2/2/2029	112	108
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	500	444
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	365	377
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	300	329
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	265	275
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.500%	1/15/2036	800	800
[4,6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	1,055	1,056
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	298	296
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	2,477	2,424
[4,6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	1,682	1,670
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	1,025	1,003
	Kenvue Inc.	5.000%	3/22/2030	983	1,001
	Kenvue Inc.	4.850%	5/22/2032	1,180	1,192
	Kenvue Inc.	4.900%	3/22/2033	1,377	1,387
	Kenvue Inc.	5.100%	3/22/2043	897	848
	Kenvue Inc.	5.050%	3/22/2053	300	271
[4]	Mars Inc.	4.800%	3/1/2030	1,410	1,425
[4]	Mars Inc.	5.000%	3/1/2032	3,040	3,076
[4]	Mars Inc.	5.200%	3/1/2035	2,940	2,967
[4]	Mars Inc.	5.650%	5/1/2045	755	745
[4]	Mars Inc.	5.700%	5/1/2055	2,079	2,027
	Philip Morris International Inc.	5.625%	11/17/2029	1,288	1,339
	Philip Morris International Inc.	5.125%	2/15/2030	2,740	2,797
	Philip Morris International Inc.	4.000%	10/29/2030	425	416
	Philip Morris International Inc.	5.125%	2/13/2031	705	720
	Philip Morris International Inc.	4.750%	11/1/2031	675	678
	Philip Morris International Inc.	4.250%	10/29/2032	3,044	2,955
	Philip Morris International Inc.	5.750%	11/17/2032	1,470	1,546
	Philip Morris International Inc.	5.375%	2/15/2033	3,794	3,900
	Philip Morris International Inc.	5.250%	2/13/2034	1,005	1,024
	Philip Morris International Inc.	4.625%	10/29/2035	1,015	976
	Philip Morris International Inc.	4.875%	11/15/2043	145	130
	Philip Morris International Inc.	4.250%	11/10/2044	2,635	2,183
	Reynolds American Inc.	5.700%	8/15/2035	255	262
	Reynolds American Inc.	5.850%	8/15/2045	905	876
					61,867
Energy (1.6%)
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,240	1,248
	BP Capital Markets America Inc.	5.227%	11/17/2034	920	938
	BP Capital Markets America Inc.	2.939%	6/4/2051	925	583
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,206	764
	BP Capital Markets America Inc.	3.379%	2/8/2061	370	239
	Cheniere Energy Partners LP	5.950%	6/30/2033	560	587
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	265	267
[4]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	855	850
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	140	143
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	355	372
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	1,075	1,133
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,202	1,255
[4]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	247	266
	Diamondback Energy Inc.	5.400%	4/18/2034	300	305
	Diamondback Energy Inc.	5.550%	4/1/2035	725	740
	Diamondback Energy Inc.	4.250%	3/15/2052	275	213
	Diamondback Energy Inc.	6.250%	3/15/2053	275	278
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	585	554
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	125	110
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	1,603	1,366
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	612	546
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	470	370
	Enbridge Inc.	4.900%	6/20/2030	370	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.550%	6/20/2035	275	281
	Enbridge Inc.	6.700%	11/15/2053	370	402
	Enbridge Inc.	5.950%	4/5/2054	300	298
	Energy Transfer LP	5.250%	4/15/2029	1,735	1,768
	Energy Transfer LP	5.200%	4/1/2030	383	392
	Energy Transfer LP	5.350%	1/15/2036	405	402
	Energy Transfer LP	5.150%	2/1/2043	155	137
	Energy Transfer LP	5.350%	5/15/2045	160	143
	Energy Transfer LP	6.125%	12/15/2045	570	557
	Energy Transfer LP	5.300%	4/15/2047	155	137
	Energy Transfer LP	5.400%	10/1/2047	1,226	1,090
	Energy Transfer LP	6.000%	6/15/2048	458	440
	Energy Transfer LP	5.950%	5/15/2054	550	516
[4]	Eni SpA	5.950%	5/15/2054	1,030	1,022
	Enterprise Products Operating LLC	5.200%	1/15/2036	430	432
	Enterprise Products Operating LLC	5.950%	2/1/2041	90	94
	Enterprise Products Operating LLC	5.100%	2/15/2045	1,290	1,193
	Enterprise Products Operating LLC	4.900%	5/15/2046	375	335
	Enterprise Products Operating LLC	4.250%	2/15/2048	730	588
	Enterprise Products Operating LLC	5.550%	2/16/2055	200	192
	EOG Resources Inc.	4.400%	1/15/2031	270	268
	Equinor ASA	3.125%	4/6/2030	1,548	1,481
	Equinor ASA	4.500%	9/3/2030	265	267
	Equinor ASA	5.125%	6/3/2035	2,339	2,378
	Equinor ASA	4.750%	11/14/2035	870	857
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	957	847
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	955	773
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	899	902
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	594	601
[2]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	425	430
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	825	854
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	815	810
	MPLX LP	5.500%	6/1/2034	615	622
	ONEOK Inc.	4.750%	10/15/2031	530	525
	ONEOK Inc.	4.950%	10/15/2032	615	610
	ONEOK Inc.	6.050%	9/1/2033	356	373
	ONEOK Inc.	5.400%	10/15/2035	128	127
	ONEOK Inc.	6.625%	9/1/2053	570	585
	ONEOK Inc.	6.250%	10/15/2055	355	348
	Qatar Energy	3.300%	7/12/2051	1,175	756
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,925	1,869
[4]	Saudi Arabian Oil Co.	5.375%	6/2/2035	860	852
[4]	Saudi Arabian Oil Co.	6.375%	6/2/2055	855	847
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	430	436
	Shell Finance US Inc.	4.125%	5/11/2035	1,130	1,072
[4]	Shell Finance US Inc.	5.500%	3/25/2040	600	606
	Shell Finance US Inc.	4.550%	8/12/2043	100	88
	Shell Finance US Inc.	4.375%	5/11/2045	3,361	2,857
	Shell Finance US Inc.	3.750%	9/12/2046	170	130
[4]	Shell Finance US Inc.	3.000%	11/26/2051	2,085	1,332
	Suncor Energy Inc.	5.950%	12/1/2034	330	345
	Targa Resources Corp.	4.350%	1/15/2029	883	879
	Targa Resources Corp.	6.150%	3/1/2029	1,815	1,892
	Targa Resources Corp.	5.550%	8/15/2035	1,370	1,382
	Targa Resources Corp.	6.125%	5/15/2055	1,090	1,066
	TotalEnergies Capital SA	5.150%	4/5/2034	555	568
	TotalEnergies Capital SA	5.488%	4/5/2054	796	764
	TotalEnergies Capital SA	5.275%	9/10/2054	1,022	951
	TotalEnergies Capital SA	5.638%	4/5/2064	665	639
	TotalEnergies Capital SA	5.425%	9/10/2064	1,466	1,363
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	125	123
[4]	Whistler Pipeline LLC	5.400%	9/30/2029	240	246
[4]	Whistler Pipeline LLC	5.700%	9/30/2031	180	185
					58,826
Financials (8.2%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,135	1,152
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	1,210	1,169
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	1,795	1,813
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	225	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AIB Group plc	5.871%	3/28/2035	200	206
	Allstate Corp.	5.250%	3/30/2033	445	455
	Allstate Corp.	5.550%	5/9/2035	197	204
	Allstate Corp.	3.850%	8/10/2049	156	116
	American Express Co.	4.731%	4/25/2029	930	936
	American Express Co.	5.282%	7/27/2029	300	305
	American Express Co.	5.532%	4/25/2030	200	206
	American Express Co.	4.918%	7/20/2033	1,263	1,266
	American Express Co.	4.420%	8/3/2033	255	249
	American Express Co.	5.043%	5/1/2034	439	440
	American Express Co.	5.915%	4/25/2035	1,388	1,438
	American Express Co.	5.284%	7/26/2035	1,228	1,239
	American Express Co.	5.442%	1/30/2036	200	204
	American Express Co.	5.667%	4/25/2036	700	724
	American Express Co.	4.804%	10/24/2036	638	617
	American International Group Inc.	4.850%	5/7/2030	265	268
	American International Group Inc.	5.125%	3/27/2033	765	772
	American International Group Inc.	4.750%	4/1/2048	160	138
	Ameriprise Financial Inc.	5.700%	12/15/2028	494	511
	Ameriprise Financial Inc.	4.500%	5/13/2032	335	332
	Ameriprise Financial Inc.	5.150%	5/15/2033	630	641
	Aon North America Inc.	5.450%	3/1/2034	1,685	1,722
	Arthur J Gallagher & Co.	4.850%	12/15/2029	140	141
[4]	Athene Global Funding	2.717%	1/7/2029	980	919
[4]	Athene Global Funding	5.583%	1/9/2029	860	869
[4]	Athene Global Funding	4.721%	10/8/2029	1,244	1,225
[4]	Athene Global Funding	5.380%	1/7/2030	1,385	1,387
[4]	Athene Global Funding	5.033%	7/17/2030	298	295
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	685	613
[4]	Aviation Capital Group LLC	1.950%	9/20/2026	415	410
	Banco Santander SA	5.365%	7/15/2028	400	404
	Banco Santander SA	4.551%	11/6/2030	1,600	1,577
	Bank of America Corp.	4.948%	7/22/2028	85	86
	Bank of America Corp.	6.204%	11/10/2028	300	308
	Bank of America Corp.	4.271%	7/23/2029	4,780	4,760
	Bank of America Corp.	5.819%	9/15/2029	670	691
	Bank of America Corp.	3.194%	7/23/2030	1,055	1,012
	Bank of America Corp.	5.162%	1/24/2031	195	199
	Bank of America Corp.	2.496%	2/13/2031	1,495	1,382
	Bank of America Corp.	2.592%	4/29/2031	328	303
	Bank of America Corp.	4.571%	4/27/2033	4,978	4,886
	Bank of America Corp.	5.015%	7/22/2033	1,824	1,835
	Bank of America Corp.	5.288%	4/25/2034	305	309
	Bank of America Corp.	5.872%	9/15/2034	2,680	2,805
	Bank of America Corp.	5.511%	1/24/2036	3,031	3,090
	Bank of America Corp.	3.846%	3/8/2037	1,323	1,225
	Bank of America Corp.	5.875%	2/7/2042	260	268
	Bank of America Corp.	3.311%	4/22/2042	870	663
	Bank of America Corp.	5.000%	1/21/2044	1,000	930
	Bank of America Corp.	4.330%	3/15/2050	1,406	1,140
	Bank of America Corp.	2.972%	7/21/2052	1,225	773
	Bank of New York Mellon	4.729%	4/20/2029	330	332
	Bank of New York Mellon Corp.	5.060%	7/22/2032	170	173
	Bank of New York Mellon Corp.	5.834%	10/25/2033	1,004	1,065
	Bank of New York Mellon Corp.	4.706%	2/1/2034	450	445
	Bank of New York Mellon Corp.	4.967%	4/26/2034	952	953
	Bank of New York Mellon Corp.	6.474%	10/25/2034	255	279
[4]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	1,285	1,286
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	1,244	1,278
	BlackRock Funding Inc.	5.250%	3/14/2054	765	712
	BlackRock Funding Inc.	5.350%	1/8/2055	450	426
	Blackrock Inc.	2.100%	2/25/2032	605	529
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	605	528
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	510	500
[4]	BNP Paribas SA	3.500%	11/16/2027	2,050	2,019
[4]	BNP Paribas SA	2.591%	1/20/2028	630	620
[4]	BNP Paribas SA	5.335%	6/12/2029	1,095	1,111
[4]	BNP Paribas SA	5.786%	1/13/2033	550	568
[4]	BPCE SA	3.500%	10/23/2027	1,780	1,754
[4]	BPCE SA	5.281%	5/30/2029	575	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BPCE SA	2.700%	10/1/2029	1,450	1,359
[4]	BPCE SA	5.876%	1/14/2031	1,820	1,873
[4]	BPCE SA	5.389%	5/28/2031	335	339
[4]	BPCE SA	5.936%	5/30/2035	1,805	1,846
[4]	BPCE SA	5.417%	1/13/2037	1,700	1,657
[4]	Brighthouse Financial Global Funding	1.550%	5/24/2026	525	523
[4]	CaixaBank SA	4.634%	7/3/2029	1,305	1,306
[4]	CaixaBank SA	4.885%	7/3/2031	1,251	1,251
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	925	925
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	710	705
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	925	926
	Capital One Financial Corp.	6.312%	6/8/2029	217	224
	Capital One Financial Corp.	5.700%	2/1/2030	208	213
	Capital One Financial Corp.	7.624%	10/30/2031	1,042	1,151
	Charles Schwab Corp.	2.000%	3/20/2028	952	914
	Citigroup Inc.	5.333%	3/27/2036	760	762
	Citigroup Inc.	5.174%	9/11/2036	585	579
	Citigroup Inc.	3.878%	1/24/2039	1,025	883
	Citigroup Inc.	2.904%	11/3/2042	560	399
[4]	CNO Global Funding	5.875%	6/4/2027	1,035	1,049
[4]	CNO Global Funding	4.875%	12/10/2027	215	216
[4]	CNO Global Funding	2.650%	1/6/2029	370	350
[4]	Commonwealth Bank of Australia	5.071%	9/14/2028	1,060	1,085
[4]	Commonwealth Bank of Australia	2.688%	3/11/2031	2,285	2,066
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	625	626
[4]	Corebridge Global Funding	5.900%	9/19/2028	255	263
[4]	Corebridge Global Funding	5.200%	1/12/2029	615	624
[4]	Corebridge Global Funding	5.200%	6/24/2029	1,950	1,975
[4]	Credit Agricole SA	4.631%	9/11/2028	995	995
[4]	Credit Agricole SA	6.316%	10/3/2029	355	369
[4]	Credit Agricole SA	4.656%	1/12/2032	1,395	1,375
[4]	Credit Agricole SA	5.862%	1/9/2036	250	257
[4]	Danske Bank A/S	1.549%	9/10/2027	1,605	1,585
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	865	850
[4]	DNB Bank ASA	1.535%	5/25/2027	960	956
[4]	DNB Bank ASA	1.605%	3/30/2028	1,330	1,292
[4]	Equitable America Global Funding	3.950%	9/15/2027	170	169
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	535	513
[4]	Equitable Financial Life Global Funding	4.875%	11/19/2027	255	257
[4]	Equitable Financial Life Global Funding	1.800%	3/8/2028	870	824
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	1,075	1,105
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	2,852	2,913
[4]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	925	920
	Fifth Third Bancorp	4.055%	4/25/2028	325	323
	Fifth Third Bancorp	4.337%	4/25/2033	15	14
[4]	GA Global Funding Trust	5.200%	12/9/2031	555	545
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,860	1,830
	Goldman Sachs Group Inc.	3.691%	6/5/2028	640	634
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,811	1,799
	Goldman Sachs Group Inc.	3.814%	4/23/2029	840	828
	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,430	2,416
	Goldman Sachs Group Inc.	5.049%	7/23/2030	150	152
	Goldman Sachs Group Inc.	4.692%	10/23/2030	330	330
	Goldman Sachs Group Inc.	5.218%	4/23/2031	5,522	5,615
	Goldman Sachs Group Inc.	4.516%	1/21/2032	2,978	2,933
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,130	2,812
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,963	1,732
	Goldman Sachs Group Inc.	2.650%	10/21/2032	625	555
	Goldman Sachs Group Inc.	3.102%	2/24/2033	679	613
	Goldman Sachs Group Inc.	6.561%	10/24/2034	747	811
	Goldman Sachs Group Inc.	4.939%	10/21/2036	150	145
	Goldman Sachs Group Inc.	6.750%	10/1/2037	835	900
	Goldman Sachs Group Inc.	5.541%	1/21/2047	410	390
	HSBC Holdings plc	5.887%	8/14/2027	1,270	1,276
	HSBC Holdings plc	4.041%	3/13/2028	890	886
	HSBC Holdings plc	5.597%	5/17/2028	1,360	1,375
	HSBC Holdings plc	7.390%	11/3/2028	1,565	1,631
	HSBC Holdings plc	4.899%	3/3/2029	1,255	1,261
	HSBC Holdings plc	4.583%	6/19/2029	1,573	1,571
	HSBC Holdings plc	2.206%	8/17/2029	1,085	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.240%	5/13/2031	1,065	1,080
	HSBC Holdings plc	2.357%	8/18/2031	1,425	1,284
	HSBC Holdings plc	4.619%	11/6/2031	785	774
	HSBC Holdings plc	4.675%	3/10/2032	1,070	1,055
	HSBC Holdings plc	2.804%	5/24/2032	1,055	948
	HSBC Holdings plc	6.254%	3/9/2034	300	318
	HSBC Holdings plc	5.279%	3/10/2037	1,070	1,050
	HSBC Holdings plc	6.100%	1/14/2042	300	317
	Huntington National Bank	4.552%	5/17/2028	320	320
	ING Groep NV	5.335%	3/19/2030	245	250
	Intercontinental Exchange Inc.	4.000%	9/15/2027	3,545	3,532
	Intercontinental Exchange Inc.	4.350%	6/15/2029	255	254
	Intercontinental Exchange Inc.	4.200%	3/15/2031	818	806
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,086	786
	Intercontinental Exchange Inc.	4.250%	9/21/2048	390	313
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,032	660
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,290	2,026
	Intercontinental Exchange Inc.	3.000%	9/15/2060	850	492
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,100	6,286
	JPMorgan Chase & Co.	3.702%	5/6/2030	2,525	2,463
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,540	1,543
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,130	1,150
	JPMorgan Chase & Co.	5.103%	4/22/2031	305	310
	JPMorgan Chase & Co.	4.912%	7/25/2033	2,433	2,437
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,344	2,389
	JPMorgan Chase & Co.	5.336%	1/23/2035	650	660
	JPMorgan Chase & Co.	5.294%	7/22/2035	600	607
	JPMorgan Chase & Co.	5.572%	4/22/2036	4,927	5,068
	JPMorgan Chase & Co.	3.109%	4/22/2041	835	637
	JPMorgan Chase & Co.	5.400%	1/6/2042	750	736
	JPMorgan Chase & Co.	3.157%	4/22/2042	560	420
	JPMorgan Chase & Co.	3.964%	11/15/2048	6,475	5,026
	JPMorgan Chase & Co.	3.109%	4/22/2051	845	552
[4]	KBC Group NV	6.324%	9/21/2034	640	683
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	280	279
[4]	Liberty Mutual Group Inc.	5.500%	6/15/2052	1,709	1,545
[4]	Lincoln Financial Global Funding	4.625%	5/28/2028	270	270
	Lloyds Banking Group plc	3.574%	11/7/2028	225	222
	Lloyds Banking Group plc	5.087%	11/26/2028	740	747
	Lloyds Banking Group plc	4.818%	6/13/2029	975	981
	Lloyds Banking Group plc	5.721%	6/5/2030	400	413
	Lloyds Banking Group plc	4.425%	11/4/2031	1,715	1,691
	Lloyds Banking Group plc	5.679%	1/5/2035	846	869
[4]	Lseg US Fin Corp.	5.297%	3/28/2034	255	257
[4]	Lseg US Fin Corp.	5.250%	3/23/2036	280	277
[4]	LSEGA Financing plc	2.000%	4/6/2028	630	600
[4]	Macquarie Group Ltd.	1.935%	4/14/2028	1,245	1,211
[4]	Macquarie Group Ltd.	2.871%	1/14/2033	1,543	1,380
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,125	2,136
[4]	Met Tower Global Funding	5.250%	4/12/2029	340	347
	MetLife Inc.	4.125%	8/13/2042	145	119
	MetLife Inc.	4.875%	11/13/2043	530	474
	MetLife Inc.	5.000%	7/15/2052	387	342
[4]	Metropolitan Life Global Funding I	3.000%	9/19/2027	1,165	1,143
[4]	Metropolitan Life Global Funding I	4.300%	8/25/2029	440	436
[4]	Metropolitan Life Global Funding I	2.400%	1/11/2032	1,410	1,241
[4]	Metropolitan Life Global Funding I	5.150%	3/28/2033	520	526
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	815	820
	Morgan Stanley	3.772%	1/24/2029	4,022	3,971
	Morgan Stanley	4.238%	1/9/2030	970	960
	Morgan Stanley	5.173%	1/16/2030	1,823	1,849
	Morgan Stanley	5.042%	7/19/2030	150	152
	Morgan Stanley	4.654%	10/18/2030	2,821	2,819
	Morgan Stanley	5.230%	1/15/2031	1,035	1,051
	Morgan Stanley	2.699%	1/22/2031	1,105	1,026
	Morgan Stanley	4.493%	1/16/2032	450	443
	Morgan Stanley	2.239%	7/21/2032	1,805	1,580
	Morgan Stanley	2.511%	10/20/2032	445	393
	Morgan Stanley	5.466%	1/18/2035	805	817
	Morgan Stanley	5.587%	1/18/2036	510	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.664%	4/17/2036	650	665
	Morgan Stanley	4.300%	1/27/2045	850	702
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,820	1,820
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,309	1,304
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	985	982
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,435	1,413
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	550	554
[4]	National Australia Bank Ltd.	5.134%	11/28/2028	1,538	1,580
[4]	National Australia Bank Ltd.	2.332%	8/21/2030	2,140	1,927
[4]	Nationwide Building Society	4.649%	7/14/2029	735	735
[4]	Nationwide Building Society	5.537%	7/14/2036	485	486
[4]	Nationwide Financial Services Inc.	3.900%	11/30/2049	1,430	1,061
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	1,520	1,150
[4]	NBK SPC Ltd.	1.625%	9/15/2027	1,975	1,942
[4]	New York Life Global Funding	5.000%	1/9/2034	1,195	1,202
[4]	New York Life Insurance Co.	5.875%	5/15/2033	2,100	2,203
[4]	New York Life Insurance Co.	3.750%	5/15/2050	345	251
[4]	NLG Global Funding	4.350%	9/15/2030	665	654
[4]	Northwestern Mutual Global Funding	5.160%	5/28/2031	845	864
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	696	530
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	270	183
[4]	Omnis Funding Trust	6.722%	5/15/2055	640	646
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,250	1,274
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	1,230	1,250
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,125	1,158
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	375	381
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	170	172
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	485	492
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	218	229
	PNC Bank NA	3.100%	10/25/2027	1,165	1,146
[4]	Pricoa Global Funding I	5.100%	5/30/2028	1,058	1,075
[4]	Pricoa Global Funding I	4.700%	5/28/2030	220	221
[4]	Pricoa Global Funding I	4.650%	8/27/2031	270	269
[4]	Principal Life Global Funding II	2.500%	9/16/2029	825	769
	Progressive Corp.	5.150%	3/26/2036	785	787
[4]	Protective Life Global Funding	4.714%	7/6/2027	750	753
[4]	Protective Life Global Funding	4.803%	6/5/2030	345	345
[4]	Protective Life Global Funding	5.432%	1/14/2032	650	667
	Prudential Financial Inc.	4.350%	2/25/2050	1,856	1,487
[4]	RGA Global Funding	4.350%	8/25/2028	475	473
[4]	RGA Global Funding	2.700%	1/18/2029	425	404
[4]	RGA Global Funding	5.448%	5/24/2029	585	599
[4]	RGA Global Funding	5.250%	1/9/2030	1,020	1,037
[4]	RGA Global Funding	5.500%	1/11/2031	495	509
[4]	RGA Global Funding	5.050%	12/6/2031	1,225	1,226
[4]	RGA Global Funding	5.000%	8/25/2032	270	267
	Royal Bank of Canada	5.000%	2/1/2033	1,364	1,376
	S&P Global Inc.	2.900%	3/1/2032	1,817	1,658
[4]	S&P Global Inc.	4.800%	12/4/2035	205	201
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	475	480
[4]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,180	1,182
[4]	Societe Generale SA	5.400%	4/10/2037	1,235	1,195
[4]	Standard Chartered plc	6.301%	1/9/2029	990	1,017
[4]	Standard Chartered plc	5.545%	1/21/2029	1,385	1,405
	State Street Corp.	4.834%	4/24/2030	660	670
	State Street Corp.	4.821%	1/26/2034	450	448
	State Street Corp.	5.146%	2/28/2036	680	682
[4]	Swedbank AB	4.998%	11/20/2029	1,360	1,389
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	1,145	920
	Toronto-Dominion Bank	4.456%	6/8/2032	332	327
	Travelers Cos. Inc.	5.050%	7/24/2035	170	170
	UBS AG	5.650%	9/11/2028	1,385	1,429
[4]	UBS Group AG	5.428%	2/8/2030	400	408
[4]	UBS Group AG	5.617%	9/13/2030	1,946	2,004
[4]	UBS Group AG	2.095%	2/11/2032	720	634
[4]	UBS Group AG	3.091%	5/14/2032	1,195	1,095
[4]	UBS Group AG	6.301%	9/22/2034	765	814
[4]	UBS Group AG	5.699%	2/8/2035	750	769
[4]	UBS Group AG	5.580%	5/9/2036	960	973
[4]	UBS Group AG	3.179%	2/11/2043	855	626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UniCredit SpA	1.982%	6/3/2027	1,015	1,010
[4]	UniCredit SpA	3.127%	6/3/2032	1,000	917
	Wells Fargo & Co.	3.526%	3/24/2028	1,230	1,220
	Wells Fargo & Co.	5.574%	7/25/2029	100	102
	Wells Fargo & Co.	6.303%	10/23/2029	1,710	1,781
	Wells Fargo & Co.	5.198%	1/23/2030	100	102
	Wells Fargo & Co.	2.879%	10/30/2030	235	222
	Wells Fargo & Co.	5.244%	1/24/2031	690	703
	Wells Fargo & Co.	5.150%	4/23/2031	305	310
	Wells Fargo & Co.	3.350%	3/2/2033	827	759
	Wells Fargo & Co.	5.499%	1/23/2035	630	641
	Wells Fargo & Co.	5.606%	1/15/2044	2,316	2,210
	Wells Fargo & Co.	3.900%	5/1/2045	425	331
	Wells Fargo & Co.	4.900%	11/17/2045	515	442
	Wells Fargo & Co.	4.750%	12/7/2046	2,070	1,736
	Wells Fargo & Co.	4.611%	4/25/2053	1,245	1,033
	Willis North America Inc.	4.550%	3/15/2031	265	261
					298,517
Health Care (2.2%)
	Abbott Laboratories	4.650%	3/15/2036	1,787	1,746
	AbbVie Inc.	4.950%	3/15/2031	845	863
	AbbVie Inc.	4.400%	3/15/2033	1,735	1,701
	AbbVie Inc.	5.200%	3/15/2035	580	590
	AbbVie Inc.	4.500%	5/14/2035	2,050	1,984
	AbbVie Inc.	4.750%	3/15/2036	1,170	1,146
	AbbVie Inc.	5.350%	3/15/2044	554	540
	AbbVie Inc.	4.850%	6/15/2044	200	182
	AbbVie Inc.	4.700%	5/14/2045	989	881
	AbbVie Inc.	4.450%	5/14/2046	683	585
	AbbVie Inc.	4.875%	11/14/2048	819	734
	AdventHealth Obligated Group	2.795%	11/15/2051	900	551
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	360	329
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	540	351
[4]	Alcon Finance Corp.	5.375%	12/6/2032	255	261
	Ascension Health	4.078%	11/15/2028	250	249
	Ascension Health	2.532%	11/15/2029	1,405	1,320
	Ascension Health	4.294%	11/15/2030	1,095	1,086
	Ascension Health	4.923%	11/15/2035	470	464
[2]	Ascension Health	4.847%	11/15/2053	50	44
	AstraZeneca plc	6.450%	9/15/2037	360	402
	Banner Health	2.907%	1/1/2042	910	661
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	235	153
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	570	569
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	590	573
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	255	227
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	303	211
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,785	1,410
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	169	143
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	1,822	1,463
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	142
	Cedars-Sinai Health System	2.288%	8/15/2031	1,330	1,189
	Children's Hospital Corp.	2.585%	2/1/2050	160	96
	CommonSpirit Health	3.347%	10/1/2029	1,015	972
	CommonSpirit Health	2.782%	10/1/2030	684	631
	CommonSpirit Health	5.205%	12/1/2031	1,235	1,258
	CommonSpirit Health	4.825%	9/1/2035	465	453
	CommonSpirit Health	4.975%	9/1/2035	500	488
[2]	CommonSpirit Health	4.350%	11/1/2042	601	516
	CommonSpirit Health	3.910%	10/1/2050	70	52
	CommonSpirit Health	5.662%	9/1/2055	25	24
	Cottage Health Obligated Group	3.304%	11/1/2049	295	203
[4]	CSL Finance plc	4.750%	4/27/2052	1,164	981
	CVS Health Corp.	5.400%	6/1/2029	150	154
	CVS Health Corp.	5.300%	6/1/2033	555	560
	CVS Health Corp.	5.700%	6/1/2034	300	308
	CVS Health Corp.	5.300%	12/5/2043	212	193
	Eli Lilly & Co.	4.875%	2/27/2053	270	241
	Eli Lilly & Co.	5.050%	8/14/2054	415	380
	Eli Lilly & Co.	5.500%	2/12/2055	875	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	4.950%	2/27/2063	235	206
	Eli Lilly & Co.	5.200%	8/14/2064	140	128
	Gilead Sciences Inc.	2.600%	10/1/2040	110	80
	Gilead Sciences Inc.	4.150%	3/1/2047	1,071	867
	HCA Inc.	5.450%	4/1/2031	310	318
	HCA Inc.	5.500%	6/15/2047	350	321
	HCA Inc.	5.250%	6/15/2049	535	472
	HCA Inc.	6.000%	4/1/2054	315	304
	HCA Inc.	6.200%	3/1/2055	614	608
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	365	227
	Inova Health System Foundation	4.068%	5/15/2052	475	375
	Kaiser Foundation Hospitals	3.150%	5/1/2027	275	272
	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,130	824
	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,105	708
	Mass General Brigham Inc.	3.192%	7/1/2049	535	365
	Mass General Brigham Inc.	3.342%	7/1/2060	955	617
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	590	384
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	140	112
	Merck & Co. Inc.	4.550%	9/15/2032	1,940	1,946
	Merck & Co. Inc.	4.450%	12/4/2032	235	233
	Merck & Co. Inc.	4.950%	9/15/2035	2,600	2,605
	Merck & Co. Inc.	4.750%	12/4/2035	675	662
	Merck & Co. Inc.	4.150%	5/18/2043	760	641
	Merck & Co. Inc.	4.000%	3/7/2049	842	659
	Merck & Co. Inc.	2.750%	12/10/2051	303	184
	Merck & Co. Inc.	5.700%	9/15/2055	1,855	1,842
	Merck & Co. Inc.	5.550%	12/4/2055	1,051	1,020
	Merck & Co. Inc.	5.700%	12/4/2065	300	292
	New York & Presbyterian Hospital	2.256%	8/1/2040	225	155
	Novartis Capital Corp.	4.600%	3/18/2033	470	468
	Novartis Capital Corp.	4.400%	5/6/2044	640	561
	Novartis Capital Corp.	5.600%	3/18/2046	485	486
	Novartis Capital Corp.	5.700%	3/18/2056	265	267
	OhioHealth Corp.	2.297%	11/15/2031	760	677
	OhioHealth Corp.	2.834%	11/15/2041	485	354
	PeaceHealth Obligated Group	4.335%	11/15/2028	290	289
	PeaceHealth Obligated Group	4.855%	11/15/2032	240	239
	Pfizer Inc.	3.450%	3/15/2029	2,165	2,127
	Pfizer Inc.	4.100%	9/15/2038	1,505	1,358
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	250	249
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	1,640	1,548
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,116	1,036
	Piedmont Healthcare Inc.	2.044%	1/1/2032	255	222
	Piedmont Healthcare Inc.	2.719%	1/1/2042	255	179
	Piedmont Healthcare Inc.	2.864%	1/1/2052	340	211
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	985	920
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	690	700
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	449	458
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	325	248
[4]	Roche Holdings Inc.	2.607%	12/13/2051	305	184
	SSM Health Care Corp.	3.823%	6/1/2027	940	934
	Sutter Health	2.294%	8/15/2030	295	269
	Sutter Health	5.213%	8/15/2032	395	404
	Sutter Health	5.537%	8/15/2035	1,105	1,140
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	698	706
	Toledo Hospital	5.750%	11/15/2038	265	266
	UnitedHealth Group Inc.	3.850%	6/15/2028	1,190	1,181
	UnitedHealth Group Inc.	2.000%	5/15/2030	275	249
	UnitedHealth Group Inc.	2.300%	5/15/2031	285	256
	UnitedHealth Group Inc.	5.150%	7/15/2034	225	227
	UnitedHealth Group Inc.	4.625%	7/15/2035	128	124
	UnitedHealth Group Inc.	3.500%	8/15/2039	215	174
	UnitedHealth Group Inc.	2.750%	5/15/2040	310	225
	UnitedHealth Group Inc.	5.950%	2/15/2041	317	326
	UnitedHealth Group Inc.	3.050%	5/15/2041	213	158
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,318	1,135
	UnitedHealth Group Inc.	4.250%	3/15/2043	1,600	1,336
	UnitedHealth Group Inc.	5.500%	7/15/2044	340	328
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,140	994
	UnitedHealth Group Inc.	4.200%	1/15/2047	215	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	10/15/2047	145	107
	UnitedHealth Group Inc.	4.250%	6/15/2048	976	776
	UnitedHealth Group Inc.	4.450%	12/15/2048	140	114
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,539	958
	UnitedHealth Group Inc.	3.250%	5/15/2051	295	194
	UnitedHealth Group Inc.	5.375%	4/15/2054	200	184
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,809	2,674
	UnitedHealth Group Inc.	5.950%	6/15/2055	865	871
	UnitedHealth Group Inc.	4.950%	5/15/2062	722	605
	UnitedHealth Group Inc.	5.750%	7/15/2064	583	555
[4]	VSP Optical Group Inc.	5.450%	12/1/2035	165	162
	Wyeth LLC	6.500%	2/1/2034	170	188
					79,315
Industrials (0.8%)
[4]	Ashtead Capital Inc.	5.550%	5/30/2033	200	202
[4]	Ashtead Capital Inc.	5.950%	10/15/2033	255	263
[4]	Ashtead Capital Inc.	5.800%	4/15/2034	1,830	1,867
	Automatic Data Processing Inc.	4.750%	5/8/2032	1,580	1,596
[4]	BAE Systems plc	3.400%	4/15/2030	470	451
[4]	BAE Systems plc	5.250%	3/26/2031	200	205
[4]	BAE Systems plc	5.300%	3/26/2034	555	568
	Boeing Co.	5.705%	5/1/2040	287	287
	Boeing Co.	6.858%	5/1/2054	200	220
	Boeing Co.	5.930%	5/1/2060	2,317	2,230
	Boeing Co.	7.008%	5/1/2064	345	382
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	340	353
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	420	366
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	415	341
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	60	47
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	405	261
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	705	433
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	17	14
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	155	150
	Canadian National Railway Co.	2.450%	5/1/2050	205	120
	Canadian Pacific Railway Co.	2.450%	12/2/2031	230	204
	Canadian Pacific Railway Co.	4.950%	8/15/2045	480	438
	Caterpillar Inc.	5.200%	5/15/2035	810	829
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	151
[4]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	465	462
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	355	356
	Eaton Corp.	4.200%	3/6/2031	840	828
	Eaton Corp.	4.500%	3/6/2033	245	242
	Eaton Corp.	4.800%	3/6/2036	825	815
[4]	Element Fleet Management Corp.	5.643%	3/13/2027	450	454
[4]	Honeywell Aerospace Inc.	4.600%	3/16/2033	1,070	1,057
[4]	Honeywell Aerospace Inc.	4.950%	3/16/2036	940	933
[4]	Honeywell Aerospace Inc.	5.852%	3/16/2066	615	610
	J Paul Getty Trust	4.905%	4/1/2035	580	583
	John Deere Capital Corp.	4.500%	1/16/2029	755	762
	John Deere Capital Corp.	4.400%	9/8/2031	230	230
	John Deere Capital Corp.	5.150%	9/8/2033	565	582
	Lockheed Martin Corp.	4.500%	5/15/2036	211	205
	Lockheed Martin Corp.	4.700%	5/15/2046	546	484
	Lockheed Martin Corp.	5.700%	11/15/2054	474	474
	Northrop Grumman Corp.	4.650%	7/15/2030	240	241
	Northrop Grumman Corp.	5.250%	7/15/2035	290	295
	Republic Services Inc.	2.375%	3/15/2033	965	833
	Republic Services Inc.	5.000%	12/15/2033	85	86
	Republic Services Inc.	5.200%	11/15/2034	928	946
	RTX Corp.	4.450%	11/16/2038	80	74
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	550	479
[4]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	1,620	1,607
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	515	529
	UL Solutions Inc.	6.500%	10/20/2028	380	398
	Union Pacific Corp.	2.800%	2/14/2032	8	7
	Union Pacific Corp.	3.375%	2/14/2042	515	399
	Union Pacific Corp.	3.250%	2/5/2050	72	49
	Union Pacific Corp.	2.950%	3/10/2052	200	125
	Union Pacific Corp.	3.750%	2/5/2070	335	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	5.250%	9/1/2035	280	286
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	285	288
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	350	358
					28,277
Materials (0.3%)
[4]	Anglo American Capital plc	2.625%	9/10/2030	315	288
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	600	408
	CRH SMW Finance DAC	5.125%	1/9/2030	770	783
	Glencore Canada Corp.	6.200%	6/15/2035	141	147
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	80	81
[4]	Glencore Funding LLC	4.875%	3/12/2029	216	217
[4]	Glencore Funding LLC	5.371%	4/4/2029	1,143	1,167
[4]	Glencore Funding LLC	5.186%	4/1/2030	440	446
[4]	Glencore Funding LLC	2.625%	9/23/2031	230	205
[4]	Glencore Funding LLC	6.500%	10/6/2033	700	757
[4]	Glencore Funding LLC	5.634%	4/4/2034	1,697	1,737
[4]	Glencore Funding LLC	3.875%	4/27/2051	70	50
[4]	Glencore Funding LLC	3.375%	9/23/2051	261	172
[4]	Glencore Funding LLC	5.893%	4/4/2054	765	745
[4]	Glencore Funding LLC	6.141%	4/1/2055	525	527
	Rio Tinto Finance USA plc	5.000%	3/14/2032	300	306
	Rio Tinto Finance USA plc	5.250%	3/14/2035	30	30
	Rio Tinto Finance USA plc	5.750%	3/14/2055	660	657
	Rio Tinto Finance USA plc	5.875%	3/14/2065	140	139
					8,862
Real Estate (0.8%)
	American Tower Corp.	3.800%	8/15/2029	170	166
	American Tower Corp.	5.000%	1/31/2030	355	359
	American Tower Corp.	5.900%	11/15/2033	195	204
	American Tower Corp.	5.350%	3/15/2035	340	342
[4]	American Tower Trust #1	5.490%	3/15/2053	2,070	2,093
	CBRE Services Inc.	4.900%	1/15/2033	150	148
	Cousins Properties LP	5.250%	7/15/2030	235	238
	Crown Castle Inc.	5.800%	3/1/2034	800	819
	Crown Castle Inc.	5.200%	9/1/2034	587	581
	Crown Castle Inc.	4.000%	11/15/2049	218	158
	DOC DR LLC	2.625%	11/1/2031	170	151
	Extra Space Storage LP	5.500%	7/1/2030	360	369
	Extra Space Storage LP	5.900%	1/15/2031	1,260	1,316
	Extra Space Storage LP	4.950%	1/15/2033	595	587
	Extra Space Storage LP	5.350%	1/15/2035	555	556
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	128	123
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	685	670
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	530	513
	Healthpeak OP LLC	2.125%	12/1/2028	880	829
	Healthpeak OP LLC	3.000%	1/15/2030	742	698
	Healthpeak OP LLC	2.875%	1/15/2031	375	344
	Healthpeak OP LLC	5.250%	12/15/2032	128	129
	Healthpeak OP LLC	4.750%	1/15/2033	1,045	1,022
	Healthpeak OP LLC	5.375%	2/15/2035	150	150
	Kite Realty Group LP	5.200%	8/15/2032	105	105
	NNN REIT Inc.	5.500%	6/15/2034	535	543
	Prologis LP	4.750%	1/15/2031	302	305
	Prologis LP	5.250%	5/15/2035	950	965
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	561	562
	Public Storage Operating Co.	5.350%	8/1/2053	5	5
	Realty Income Corp.	2.200%	6/15/2028	735	702
	Realty Income Corp.	4.700%	12/15/2028	840	846
	Realty Income Corp.	3.250%	1/15/2031	380	358
	Realty Income Corp.	2.850%	12/15/2032	1,295	1,148
	Realty Income Corp.	4.900%	7/15/2033	816	814
	Realty Income Corp.	5.125%	2/15/2034	766	771
	Realty Income Corp.	5.125%	4/15/2035	730	730
[4]	SBA Tower Trust	1.840%	4/15/2027	1,570	1,532
[4]	SBA Tower Trust	1.631%	5/15/2051	1,060	1,043
[4]	SBA Tower Trust	2.593%	10/15/2056	1,500	1,342
	Simon Property Group LP	2.450%	9/13/2029	1,160	1,087
	Simon Property Group LP	4.750%	9/26/2034	658	644
	Ventas Realty LP	5.000%	2/15/2036	860	840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VICI Properties LP	5.125%	5/15/2032	580	572
	VICI Properties LP	5.750%	4/1/2034	85	86
	Welltower OP LLC	3.100%	1/15/2030	112	107
	Welltower OP LLC	5.125%	7/1/2035	1,375	1,378
					29,050
Technology (1.2%)
	Apple Inc.	3.850%	5/4/2043	1,430	1,181
	Apple Inc.	3.450%	2/9/2045	120	91
	Apple Inc.	4.650%	2/23/2046	210	188
	Apple Inc.	3.850%	8/4/2046	985	783
	Apple Inc.	2.650%	5/11/2050	825	505
	Apple Inc.	2.650%	2/8/2051	792	480
	Apple Inc.	3.950%	8/8/2052	350	272
	Broadcom Inc.	4.750%	4/15/2029	170	172
	Broadcom Inc.	5.050%	7/12/2029	955	975
	Broadcom Inc.	4.350%	2/15/2030	525	523
	Broadcom Inc.	4.600%	7/15/2030	1,580	1,587
	Broadcom Inc.	4.150%	11/15/2030	130	128
	Broadcom Inc.	5.150%	11/15/2031	400	411
	Broadcom Inc.	4.550%	2/15/2032	255	253
	Broadcom Inc.	4.900%	7/15/2032	1,734	1,750
	Broadcom Inc.	2.600%	2/15/2033	710	620
	Broadcom Inc.	3.419%	4/15/2033	1,320	1,207
	Broadcom Inc.	4.800%	10/15/2034	200	197
[4]	Broadcom Inc.	3.137%	11/15/2035	150	127
	Broadcom Inc.	4.800%	2/15/2036	1,270	1,237
[4]	Broadcom Inc.	3.187%	11/15/2036	403	337
	Broadcom Inc.	3.500%	2/15/2041	850	679
	Cisco Systems Inc.	4.950%	2/26/2031	534	547
	Cisco Systems Inc.	5.050%	2/26/2034	1,045	1,059
	Cisco Systems Inc.	5.300%	2/26/2054	305	286
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	495	513
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	200	206
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,970	2,062
[4]	Foundry JV Holdco LLC	6.200%	1/25/2037	2,032	2,101
[4]	Foundry JV Holdco LLC	6.400%	1/25/2038	1,030	1,077
[4]	Foundry JV Holdco LLC	6.300%	1/25/2039	1,705	1,776
	Intel Corp.	2.000%	8/12/2031	105	91
	Intel Corp.	5.625%	2/10/2043	762	721
	Intel Corp.	4.100%	5/19/2046	439	329
	Intel Corp.	4.100%	5/11/2047	106	79
	Intel Corp.	3.250%	11/15/2049	180	113
	Intel Corp.	3.200%	8/12/2061	425	237
	International Business Machines Corp.	1.950%	5/15/2030	255	230
	International Business Machines Corp.	4.150%	5/15/2039	439	381
	International Business Machines Corp.	4.250%	5/15/2049	1,160	894
	KLA Corp.	4.950%	7/15/2052	1,401	1,253
	Micron Technology Inc.	5.650%	11/1/2032	430	453
	Microsoft Corp.	3.450%	8/8/2036	822	741
	Microsoft Corp.	2.525%	6/1/2050	2,735	1,638
	Microsoft Corp.	2.500%	9/15/2050	492	292
	Microsoft Corp.	2.921%	3/17/2052	3,151	2,024
	Oracle Corp.	4.550%	2/4/2029	930	918
	Oracle Corp.	5.875%	9/26/2045	249	215
	Oracle Corp.	6.550%	2/4/2046	475	443
	Oracle Corp.	4.000%	7/15/2046	90	61
	Oracle Corp.	4.000%	11/15/2047	90	59
	Oracle Corp.	3.950%	3/25/2051	431	273
	Oracle Corp.	5.550%	2/6/2053	269	215
	Oracle Corp.	5.375%	9/27/2054	235	182
	Oracle Corp.	6.000%	8/3/2055	235	197
	Oracle Corp.	6.850%	2/4/2066	1,160	1,065
	QUALCOMM Inc.	2.150%	5/20/2030	1,075	984
	QUALCOMM Inc.	4.500%	5/20/2030	395	397
	QUALCOMM Inc.	5.000%	5/20/2035	745	744
	QUALCOMM Inc.	4.800%	5/20/2045	570	504
	QUALCOMM Inc.	4.300%	5/20/2047	245	199
	QUALCOMM Inc.	4.500%	5/20/2052	463	377
	Salesforce Inc.	4.900%	9/15/2031	1,925	1,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synopsys Inc.	5.000%	4/1/2032	1,165	1,175
					42,736
Utilities (3.6%)
	AEP Texas Inc.	5.200%	4/15/2036	930	915
	AEP Texas Inc.	4.150%	5/1/2049	145	110
	AEP Texas Inc.	3.450%	1/15/2050	210	140
	AEP Texas Inc.	3.450%	5/15/2051	400	265
	AEP Transmission Co. LLC	4.500%	6/15/2052	265	217
	AEP Transmission Co. LLC	5.400%	3/15/2053	170	161
	Alabama Power Co.	5.100%	4/2/2035	475	479
	Alabama Power Co.	6.000%	3/1/2039	654	691
	Alabama Power Co.	5.200%	6/1/2041	120	115
	Alabama Power Co.	4.100%	1/15/2042	215	179
	Alabama Power Co.	3.750%	3/1/2045	630	485
	Alabama Power Co.	4.300%	7/15/2048	775	626
	Ameren Illinois Co.	6.125%	12/15/2028	1,000	1,038
	Ameren Illinois Co.	3.700%	12/1/2047	140	105
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	458	455
	American Water Capital Corp.	3.750%	9/1/2047	45	34
	American Water Capital Corp.	4.200%	9/1/2048	590	469
	American Water Capital Corp.	4.150%	6/1/2049	25	20
	American Water Capital Corp.	3.450%	5/1/2050	95	66
	Arizona Public Service Co.	5.900%	8/15/2055	430	424
	Atmos Energy Corp.	5.000%	12/15/2054	465	413
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	128	131
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	238	150
[4]	Basin Electric Power Cooperative	5.850%	10/15/2055	720	702
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	765	817
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	940	876
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	115	90
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	293	240
[4]	Boston Gas Co.	3.150%	8/1/2027	140	138
[4]	Boston Gas Co.	3.757%	3/16/2032	120	112
[4]	Brooklyn Union Gas Co.	4.273%	3/15/2048	708	554
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	465	471
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	255	254
	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	896	878
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	1,109	1,129
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	1,369	1,359
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	868	889
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	145	148
	Cleco Corporate Holdings LLC	3.743%	5/1/2026	39	39
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	405	379
	Cleco Securitization I LLC	4.646%	9/1/2044	765	738
	Commonwealth Edison Co.	4.350%	11/15/2045	375	310
	Commonwealth Edison Co.	3.650%	6/15/2046	115	86
	Commonwealth Edison Co.	4.000%	3/1/2048	368	286
	Commonwealth Edison Co.	3.850%	3/15/2052	115	85
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	725	716
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	185	158
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	980	827
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	76	58
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	50	38
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	570	371
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,971	1,625
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	500	362
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,353	1,079
	Consumers Energy Co.	4.200%	9/1/2052	2	2
	Dominion Energy Inc.	4.600%	5/15/2028	785	788
	Dominion Energy Inc.	4.900%	8/1/2041	225	201
	Dominion Energy Inc.	4.600%	3/15/2049	760	615
	Dominion Energy Inc.	4.850%	8/15/2052	3,007	2,524
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	138	152
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	44	45
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	95	94
	DTE Energy Co.	4.950%	7/1/2027	640	644
	DTE Energy Co.	5.200%	4/1/2030	395	403
	Duke Energy Carolinas LLC	4.950%	1/15/2033	148	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/2037	493	521
	Duke Energy Carolinas LLC	3.700%	12/1/2047	470	348
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,075	1,008
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	1,125	1,100
	Duke Energy Corp.	3.400%	6/15/2029	350	339
	Duke Energy Corp.	2.450%	6/1/2030	470	433
	Duke Energy Corp.	4.500%	8/15/2032	455	448
	Duke Energy Corp.	4.950%	9/15/2035	565	552
	Duke Energy Corp.	3.300%	6/15/2041	1,120	841
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,028
	Duke Energy Corp.	3.750%	9/1/2046	645	477
	Duke Energy Corp.	3.950%	8/15/2047	200	149
	Duke Energy Corp.	4.200%	6/15/2049	525	400
	Duke Energy Corp.	3.500%	6/15/2051	1,190	797
	Duke Energy Corp.	5.000%	8/15/2052	1,703	1,458
	Duke Energy Corp.	6.100%	9/15/2053	275	276
	Duke Energy Corp.	5.800%	6/15/2054	1,900	1,821
	Duke Energy Florida LLC	6.350%	9/15/2037	200	217
	Duke Energy Florida LLC	3.400%	10/1/2046	170	121
	Duke Energy Florida LLC	5.950%	11/15/2052	155	157
	Duke Energy Indiana LLC	4.950%	3/15/2036	30	30
	Duke Energy Progress LLC	5.050%	3/15/2035	1,220	1,224
	Duke Energy Progress LLC	6.300%	4/1/2038	365	393
	Duke Energy Progress LLC	4.100%	3/15/2043	118	97
	Duke Energy Progress LLC	4.200%	8/15/2045	2,045	1,667
	Duke Energy Progress LLC	2.500%	8/15/2050	70	40
	Duke Energy Progress LLC	2.900%	8/15/2051	70	43
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	1,010	861
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	1,150	1,131
[4]	East Ohio Gas Co.	2.000%	6/15/2030	325	292
[4]	East Ohio Gas Co.	3.000%	6/15/2050	475	294
	Emera US Finance LP	3.550%	6/15/2026	716	714
	Emera US Finance LP	4.750%	6/15/2046	1,300	1,075
[4]	Enel Finance International NV	4.125%	9/30/2028	390	387
[4]	Enel Finance International NV	4.375%	9/30/2030	1,010	993
	Evergy Kansas Central Inc.	3.250%	9/1/2049	510	343
	Evergy Metro Inc.	2.250%	6/1/2030	205	187
	Evergy Metro Inc.	4.200%	3/15/2048	137	109
	Eversource Energy	3.300%	1/15/2028	275	269
	Eversource Energy	5.450%	3/1/2028	765	778
	Eversource Energy	4.450%	12/15/2030	355	350
	Eversource Energy	3.375%	3/1/2032	70	64
	Eversource Energy	5.125%	5/15/2033	115	115
	Eversource Energy	5.950%	7/15/2034	300	313
	Exelon Corp.	3.350%	3/15/2032	540	499
	FirstEnergy Corp.	2.650%	3/1/2030	170	158
	FirstEnergy Corp.	2.250%	9/1/2030	822	740
	FirstEnergy Corp.	4.850%	7/15/2047	71	61
	FirstEnergy Corp.	3.400%	3/1/2050	770	514
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	60	61
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	249	247
	FirstEnergy Transmission LLC	5.000%	1/15/2035	523	515
	Florida Power & Light Co.	5.650%	2/1/2035	1,000	1,031
	Florida Power & Light Co.	4.950%	6/1/2035	1,000	996
	Florida Power & Light Co.	5.690%	3/1/2040	615	633
	Florida Power & Light Co.	3.700%	12/1/2047	368	275
	Florida Power & Light Co.	5.300%	4/1/2053	535	503
	Fortis Inc.	3.055%	10/4/2026	1,195	1,186
	Georgia Power Co.	4.850%	3/15/2031	465	471
	Georgia Power Co.	4.700%	5/15/2032	910	912
	Georgia Power Co.	4.950%	5/17/2033	1,035	1,044
	Georgia Power Co.	5.250%	3/15/2034	455	465
	Georgia Power Co.	5.200%	3/15/2035	955	969
	Georgia Power Co.	5.400%	6/1/2040	205	205
	Georgia Power Co.	4.750%	9/1/2040	988	924
	Georgia Power Co.	4.300%	3/15/2042	2,811	2,426
	Georgia Power Co.	3.700%	1/30/2050	170	124
	Georgia Power Co.	5.125%	5/15/2052	540	493
	Indiana Michigan Power Co.	4.250%	8/15/2048	415	330
	Jersey Central Power & Light Co.	5.100%	1/15/2035	925	926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	647	610
[4]	KeySpan Gas East Corp.	2.742%	8/15/2026	670	666
[4]	Massachusetts Electric Co.	5.900%	11/15/2039	585	598
	MidAmerican Energy Co.	4.400%	10/15/2044	15	13
	MidAmerican Energy Co.	4.250%	5/1/2046	45	37
	MidAmerican Energy Co.	4.250%	7/15/2049	165	133
	MidAmerican Energy Co.	3.150%	4/15/2050	1,166	771
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	220	219
	Mississippi Power Co.	4.250%	3/15/2042	211	177
[4]	Monongahela Power Co.	5.400%	12/15/2043	135	126
	Nevada Power Co.	3.125%	8/1/2050	305	197
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	1,000	994
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	540	335
	NiSource Inc.	5.200%	7/1/2029	225	230
	NiSource Inc.	5.250%	2/15/2043	645	597
	NiSource Inc.	4.800%	2/15/2044	255	222
	NiSource Inc.	5.000%	6/15/2052	2,036	1,760
	NiSource Inc.	5.850%	4/1/2055	300	291
	Northern States Power Co.	2.250%	4/1/2031	145	131
	Northern States Power Co.	4.850%	5/15/2036	515	509
	Northern States Power Co.	6.250%	6/1/2036	1,745	1,899
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/2031	666	701
	Oglethorpe Power Corp.	5.950%	11/1/2039	170	177
	Oglethorpe Power Corp.	4.550%	6/1/2044	50	41
	Oglethorpe Power Corp.	4.250%	4/1/2046	537	416
	Oglethorpe Power Corp.	4.500%	4/1/2047	115	94
	Oglethorpe Power Corp.	5.050%	10/1/2048	65	57
	Oglethorpe Power Corp.	5.800%	6/1/2054	575	557
[4]	Ohio Edison Co.	4.950%	12/15/2029	135	137
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	150	145
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	414	409
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	2,025	2,124
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	66
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	355	207
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	670	551
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	294	259
	Pacific Gas & Electric Co.	6.950%	3/15/2034	695	762
	Pacific Gas & Electric Co.	5.800%	5/15/2034	305	312
	Pacific Gas & Electric Co.	5.200%	5/1/2036	350	341
	Pacific Gas & Electric Co.	4.600%	6/15/2043	207	170
	Pacific Gas & Electric Co.	4.750%	2/15/2044	515	430
	Pacific Gas & Electric Co.	4.300%	3/15/2045	496	387
	Pacific Gas & Electric Co.	4.000%	12/1/2046	360	264
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,686	1,400
	Pacific Gas & Electric Co.	5.250%	3/1/2052	95	81
	Pacific Gas & Electric Co.	6.750%	1/15/2053	525	546
	Pacific Gas & Electric Co.	6.000%	5/1/2056	735	699
	PECO Energy Co.	4.600%	5/15/2052	280	235
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	109	90
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	494	364
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	365	318
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	720	680
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	685	627
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	260	228
	Potomac Electric Power Co.	6.500%	11/15/2037	750	827
	Public Service Co. of Colorado	4.150%	3/13/2029	545	543
	Public Service Co. of New Hampshire	5.350%	10/1/2033	170	175
	Public Service Co. of Oklahoma	5.200%	1/15/2035	300	299
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,485	1,496
	Public Service Electric & Gas Co.	5.050%	3/1/2035	803	808
	Public Service Electric & Gas Co.	5.500%	3/1/2055	543	525
	Public Service Electric & Gas Co.	5.625%	1/1/2056	445	438
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	870	887
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	340	345
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	680	688
	San Diego Gas & Electric Co.	1.700%	10/1/2030	145	128
	San Diego Gas & Electric Co.	3.750%	6/1/2047	160	119
	San Diego Gas & Electric Co.	4.150%	5/15/2048	545	427
	San Diego Gas & Electric Co.	2.950%	8/15/2051	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/2052	205	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/2053	1,050	968
[2]	SCE Recovery Funding LLC	0.861%	11/15/2033	178	161
	SCE Recovery Funding LLC	1.942%	5/15/2040	110	84
	SCE Recovery Funding LLC	2.510%	11/15/2043	100	68
	Sempra	3.250%	6/15/2027	4,095	4,037
	Sempra	6.000%	10/15/2039	600	611
	Southern California Edison Co.	5.150%	6/1/2029	1,000	1,014
	Southern California Edison Co.	5.450%	6/1/2031	1,033	1,057
	Southern California Edison Co.	4.800%	3/15/2033	925	908
	Southern California Edison Co.	5.450%	3/1/2035	1,671	1,680
	Southern California Edison Co.	5.350%	7/15/2035	135	133
	Southern California Edison Co.	5.550%	1/15/2037	2,250	2,244
	Southern California Edison Co.	6.050%	3/15/2039	55	56
	Southern California Edison Co.	4.000%	4/1/2047	195	145
	Southern California Edison Co.	4.125%	3/1/2048	188	141
	Southern California Edison Co.	4.875%	3/1/2049	87	72
	Southern California Edison Co.	3.650%	2/1/2050	155	107
	Southern California Edison Co.	5.700%	3/1/2053	429	396
	Southern California Edison Co.	5.875%	12/1/2053	309	293
	Southern California Edison Co.	5.750%	4/15/2054	255	237
	Southern California Edison Co.	5.900%	3/1/2055	584	557
	Southern California Edison Co.	6.200%	9/15/2055	910	905
	Southern California Gas Co.	6.350%	11/15/2052	250	264
	Southern Co.	4.400%	7/1/2046	2,250	1,856
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	165	171
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	190	188
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	200	152
	Southwest Gas Corp.	2.200%	6/15/2030	230	209
	Southwestern Electric Power Co.	5.300%	4/1/2033	365	371
	Southwestern Electric Power Co.	5.200%	4/1/2036	450	443
	Southwestern Electric Power Co.	6.200%	3/15/2040	400	416
	Southwestern Electric Power Co.	3.850%	2/1/2048	160	117
	Southwestern Electric Power Co.	5.900%	4/1/2056	1,265	1,230
	Southwestern Public Service Co.	3.700%	8/15/2047	102	75
	Tampa Electric Co.	4.900%	3/1/2029	245	248
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	1,120	1,075
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	535	509
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	500	469
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	455	462
	Tucson Electric Power Co.	5.500%	4/15/2053	210	197
	Tucson Electric Power Co.	5.900%	4/15/2055	215	214
	Union Electric Co.	4.000%	4/1/2048	423	327
	Union Electric Co.	5.450%	3/15/2053	250	237
	Virginia Electric & Power Co.	5.150%	3/15/2035	215	215
	Virginia Electric & Power Co.	4.900%	9/15/2035	520	509
	Virginia Electric & Power Co.	4.600%	12/1/2048	150	125
	Virginia Electric & Power Co.	5.450%	4/1/2053	400	374
	Virginia Electric & Power Co.	5.550%	8/15/2054	400	378
	Virginia Electric & Power Co.	5.650%	3/15/2055	465	447
	Virginia Electric & Power Co.	5.600%	9/15/2055	1,780	1,695
	Wisconsin Electric Power Co.	5.700%	12/1/2036	690	725
					131,940
Total Corporate Bonds (Cost $861,785)					819,994
Sovereign Bonds (0.3%)
[4]	Government of Bermuda	2.375%	8/20/2030	400	361
[4]	Government of Bermuda	3.375%	8/20/2050	200	136
[4]	Kingdom of Saudi Arabia	4.125%	1/12/2029	1,750	1,723
[4]	Kingdom of Saudi Arabia	5.375%	1/13/2031	205	209
[4]	OMERS Finance Trust	4.000%	4/20/2028	560	560
	Republic of Chile	2.550%	7/27/2033	1,085	925
	Republic of Chile	3.500%	1/31/2034	545	492
	Republic of Chile	3.500%	4/15/2053	575	403
	State of Israel	5.375%	3/12/2029	1,110	1,125
	State of Israel	4.500%	1/13/2031	1,515	1,484
	State of Israel	5.500%	3/12/2034	580	587
	State of Israel	5.750%	3/12/2054	275	256
	United Mexican States	5.625%	2/9/2034	975	955
	United Mexican States	6.125%	2/9/2038	1,150	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	6.338%	5/4/2053	364	338
	United Mexican States	6.400%	5/7/2054	533	497
	United Mexican States	6.750%	2/9/2056	795	769
Total Sovereign Bonds (Cost $12,565)					11,943
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	50	41
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	60	63
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	614	691
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	300	252
	California GO	7.500%	4/1/2034	155	178
	California GO	7.550%	4/1/2039	375	445
	California GO	7.300%	10/1/2039	1,400	1,608
	California GO	5.875%	10/1/2041	885	926
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	120	112
	California State University College & University Revenue	2.719%	11/1/2052	350	227
	California State University College & University Revenue	2.939%	11/1/2052	445	301
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	1,565	1,748
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	724	808
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	99	98
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	220	177
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	515	369
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	75	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	205	174
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	345	270
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,925	2,064
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	50	44
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	35	27
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	205	187
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	140	141
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	930	647
	Houston TX GO	6.290%	3/1/2032	230	244
	Illinois GO	5.100%	6/1/2033	10,065	10,252
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	750	797
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	155	131
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	390	271
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/2034	2,000	2,075
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	670	681
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	385	374
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	1,000	1,032
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	285	330
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	390	426
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	70	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	295	267
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	275	223
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	410	485
	New York NY GO	4.610%	9/1/2037	920	896
	New York NY GO	5.094%	10/1/2049	595	556
	New York NY GO	5.114%	10/1/2054	280	256
	New York NY GO	5.935%	2/1/2055	155	159
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	465	507
[7]	Oregon School Boards Association GO	5.528%	6/30/2028	1,044	1,059
[8]	Oregon State University College & University Revenue	3.424%	3/1/2060	1,000	697
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	1,945	2,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	1,035	987
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	485	313
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	1,175	985
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	640	573
	Riverside CA General Fund Revenue	3.857%	6/1/2045	475	416
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	290	274
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	1,000	816
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	475	476
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	1,050	1,048
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	925	900
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	330	334
	University of California College & University Revenue	1.316%	5/15/2027	215	209
	University of California College & University Revenue	1.614%	5/15/2030	645	585
	University of California College & University Revenue	3.931%	5/15/2045	570	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	465	458
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	80	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	695	738
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	450	295
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	1,350	1,149
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	780	495
	University of Michigan College & University Revenue	2.562%	4/1/2050	997	612
	University of Michigan College & University Revenue	3.504%	4/1/2052	210	152
	University of Minnesota College & University Revenue	4.048%	4/1/2052	775	620
Total Taxable Municipal Bonds (Cost $52,578)					48,543
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	3.687%		116	12
				Face Amount ($000)
Repurchase Agreement (0.7%)
	HSBC Bank USA (Dated 3/31/2026, Repurchase Value $23,302, collateralized by U.S. Treasury Obligations 2.125%–2.375%, 2/15/2041–2/15/2056, with a value of $23,766)	3.660%	4/1/2026	23,300	23,300
Total Temporary Cash Investments (Cost $23,312)					23,312
Total Investments (99.3%) (Cost $3,261,533)					3,600,754
Other Assets and Liabilities—Net (0.7%)					26,310
Net Assets (100%)					3,627,064
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $206 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $219,006, representing 6.0% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2026.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	99	10,994	20

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/5/2028	JPMC	11,259	(3.893)	184	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2026.
E.	Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,237,466	116,168	—	2,353,634
U.S. Government and Agency Obligations	—	316,698	—	316,698
Asset-Backed/Commercial Mortgage-Backed Securities	—	26,630	—	26,630
Corporate Bonds	—	819,994	—	819,994
Sovereign Bonds	—	11,943	—	11,943
Taxable Municipal Bonds	—	48,543	—	48,543
Temporary Cash Investments	12	23,300	—	23,312
Total	2,237,478	1,363,276	—	3,600,754
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Swap Contracts	—	184	—	184
Total	20	184	—	204
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.